Goodwill	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
Note 8. Goodwill
Changes in goodwill for the years ended December 31, 2023 and 2022 are as follows (in thousands):

	December 31,
	2023	2022
Goodwill, beginning of year	$125,166	$125,166
Impairment of goodwill	(40,000)	—

Goodwill, end of year	$85,166	$125,166

2023 Interim Goodwill Impairment Test
Due to the sustained decline in the Company’s market capitalization and macro-economic conditions observed in the three months ended June 30, 2023, the Company performed an interim test for impairment of its goodwill as of June 30, 2023. In performing the interim impairment test for goodwill, the Company elected to bypass the optional qualitative test and proceeded to perform a quantitative test by comparing the carrying value of its RU to its estimated fair value. The Company previously tested its RU for impairment as of December 31, 2022. The results of the Company’s interim test for impairment at June 30, 2023 concluded that the fair value of its RU exceeded its carrying value, resulting in no impairment.
2023 Goodwill Impairment Test
The Company completed the required annual impairment test for goodwill as of October 1, 2023, prior to the change of the annual impairment test for goodwill to December 31. The Company performed a qualitative assessment which leveraged information from the June 30, 2023 quantitative assessment, in which it estimated the fair value of its RU and determined that the fair value of its RU was greater than its carrying value, resulting in no impairment.
2023 Annual Goodwill Impairment Test
The Company assessed its long-lived assets for impairment prior to its goodwill impairment test. See Note 9,
Intangible Assets, Net
, for information on the long-lived assets impairment review and the recording of an intangible asset impairment.
In testing for goodwill impairment as of December 31, 2023, the Company elected to bypass the optional qualitative test and proceeded to perform a quantitative test by comparing the carrying value of its RU to estimated fair value. The determination of the fair value of the Company’s RU was based on a combination of a market approach that considered benchmark company market multiples, a market approach that considered market multiples derived from the value of recent transactions, and an income approach that utilized discounted cash flows for the RU. The Company applied a 50% weighting to the income approach that utilized discounted cash flows with the other two valuation methodologies having a weighting of 25% each, in determining the fair value of the RU. The significant assumptions under each of these approaches include, among others; revenue projections, which are dependent on future customer subscriptions, new product introductions, customer behavior and competitor pricing, long-term growth rates, discount rates used in a discounted cash flow model in the income approach, the control premium and the terminal growth rate. The cash flows used to determine fair value are dependent on a number of significant management assumptions such as the Company’s expectations of future performance and the expected future economic environment, which are partly based upon the Company’s historical experience.
The Company’s estimates are subject to change given the inherent uncertainty in predicting future results. Additionally, the discount rate and the terminal growth rate are based on the Company’s judgment of the rates that would be utilized by a hypothetical market participant. The Company also considered its market capitalization in assessing the reasonableness of the combined fair values estimated for its RU. The results of the Company’s annual test for impairment at December 31, 2023 concluded that the fair value of the Company’s RU was less than its carrying value. As a result, the Company recorded an impairment charge of $40.0 million related to its goodwill, which reduced the goodwill to $85.2 million at December 31, 2023. The Company’s accumulated goodwill impairment as of December 31, 2023 was $92.6 million. The impairment at December 31, 2023 was primarily due to the sustained decline in the Company’s stock price, which decreased approximately 45% from September 30, 2023 to December 31, 2023, and a decline in revenue of 24% for the year ended December 31, 2023 as compared to the prior year.
Management will continue to monitor the Company’s RU for changes in the business environment that could impact its fair value. Examples of events or circumstances that could result in changes to the underlying key assumptions and judgments used in the Company’s goodwill impairment tests, and ultimately impact the estimated fair value of its RU may include the demand for at-home
fitness solutions, the Company’s subscriber growth rates, adverse macroeconomic conditions, and volatility in the equity and debt markets which could result in higher weighted-average cost of capital. Changes in management’s expectations of future performance could have a significant impact on the Company’s RU fair value. It should be noted that revenue and expectations of revenue have a significant impact on the RU’s fair value. For the year ended December 31, 2023 the Company’s revenue decreased by 24% from the prior year. Continual decreases in revenue could have an impact on the future fair value of the Company’s RU. The fair value of the Company’s RU has been impacted by and will continue to be impacted by the volatility in the market price of the Company’s common stock. The Company’s stock price declined by 68% in the year ended December 31, 2023. Continued decreases in the Company’s stock price may result in a decrease in the fair value of the Company’s RU and potential for incremental goodwill impairment. Changes in any of the assumptions used in the valuation of the RU, or changes in the business environment could materially impact the expected cash flows, and such impacts could potentially result in a material non-cash
impairment charge.
2022 Annual Goodwill Impairment Test
The Company completed the required annual impairment test for goodwill as of October 1, 2022. The Company performed a quantitative assessment, in which it estimated the fair value of its RU and determined that the fair value of its RU was greater than its carrying value, resulting in no impairment.
2022 Interim Goodwill Impairment Test
Due to the sustained decline in the Company’s market capitalization and macro-economic conditions observed in the second quarter of 2022, the Company performed an interim test for impairment of its goodwill as of June 30, 2022. In performing the interim impairment test for goodwill, the Company elected to bypass the optional qualitative test and proceeded to perform quantitative tests by comparing the carrying value of the RU to its estimated fair value. The results of the Company’s interim test for impairment at June 30, 2022 concluded that the fair value of its Beachbody RU exceeded its carrying value, resulting in no impairment.
As a result of the change in segment reporting discussed above, the Company completed a qualitative test for impairment of its goodwill by RU both prior to and subsequent to the change. The qualitative assessment is an evaluation of whether it is more likely than not that the fair value of a RU is less than its carrying amount. In performing its qualitative assessment, the Company considered the significant margin by which the fair value of its RU exceeded carrying value in its most recent quantitative test in addition to events and changes in circumstances since its most recent quantitative test that could have significantly impacted the assumptions used in the valuation. Based on this qualitative assessment, the Company concluded that no impairment indicators existed for goodwill both prior to and subsequent to the change in segment reporting.
The Company also performed an interim test for impairment of its goodwill as of December 31, 2022 due to the sustained decline in the Company’s market capitalization observed in the fourth quarter of 2022. The Company elected to bypass the optional qualitative test and proceeded to perform a quantitative test by comparing the carrying value of its RU to estimated fair value. The fair value of the RU exceeded its carrying value, resulting in no impairment.